Product and Technology Agreements (Details) (USD $)	3 Months Ended											9 Months Ended		12 Months Ended		72 Months Ended	81 Months Ended								0 Months Ended		12 Months Ended					12 Months Ended			0 Months Ended		0 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012 Junior Series A Preferred Stock	Dec. 31, 2011 Junior Series A Preferred Stock	Dec. 31, 2012 Series A-1 Preferred Stock	Dec. 31, 2011 Series A-1 Preferred Stock	Dec. 31, 2012 Series B-1 Preferred Stock	Dec. 31, 2011 Series B-1 Preferred Stock	Aug. 09, 2007 Divestiture Agreement Junior Series A Preferred Stock	Jul. 27, 2007 Divestiture Agreement Transferor	Aug. 09, 2007 Divestiture Agreement Transferor Junior Series A Preferred Stock	Dec. 31, 2010 Supply Agreement Supplier	Dec. 31, 2007 Supply Agreement Supplier	Dec. 31, 2008 License Agreements Series A-1 Preferred Stock	Jan. 04, 2008 License Agreements Series A-1 Preferred Stock	Aug. 09, 2007 License Agreements Series A-1 Preferred Stock	Dec. 31, 2012 License Agreements PDGF Licensed Products	Dec. 31, 2012 License Agreements C5 Licensed Product	Dec. 31, 2012 License Agreements Licensor	Jan. 04, 2008 License Agreements Licensor Series A-1 Preferred Stock	Aug. 09, 2007 License Agreements Licensor Series A-1 Preferred Stock	Sep. 12, 2011 License Agreements Licensor Series B-1 Preferred Stock
Product and Technology Agreements
Upfront payment																									$ 4,000,000									$ 1,000,000
Preferred stock issued (in shares)																		3,000,000	3,000,000					3,000,000
Share price (in dollars per share)																		$ 1		$ 1		$ 1		$ 1.00		$ 1.00				$ 1.00	$ 1.00				$ 1.00	$ 1.00	$ 1.00
Aggregate payment by supplier																												300,000
Aggregate payment																											800,000
Shares issued																				6,000,000	6,000,000	500,000	500,000												4,000,000	2,000,000	500,000
Research and development expense related to upfront fees														5,000,000
Research and development expense related to issuance of preferred stock														5,000,000
Research and development expense	$ 11,101,000	$ 4,345,000	$ 2,390,000	$ 1,998,000	$ 1,595,000	$ 1,578,000	$ 1,621,000	$ 3,422,000	$ 3,627,000	$ 3,316,000	$ 3,531,000	$ 17,836,000	$ 4,794,000	$ 6,792,000	$ 13,896,000	$ 74,891,000	$ 92,727,000												$ 4,000,000						$ 4,000,000		$ 500,000
Expiration period of agreements																																10 years	12 years